UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00642

Deutsche DWS International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2019

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                     as of January 31, 2019 (Unaudited)

DWS Latin America Equity Fund

	Shares	Value ($)
Common Stocks 98.1%
Argentina 4.7%
Cablevision Holding SA (GDR)*	379,218	2,806,365
Grupo Clarin SA B, (GDR) (REG S)*	112,076	280,190
Grupo Financiero Galicia SA (ADR)	118,700	4,333,737
Grupo Supervielle SA (ADR)	329,000	3,451,210
Pampa Energia SA (ADR)*	119,600	4,263,740
(Cost $23,763,354)		15,135,242
Brazil 73.6%
B2W Cia Digital*	807,962	11,107,495
B3 SA - Brasil Bolsa Balcao	1,110,000	9,584,917
Banco do Brasil SA	340,000	4,842,514
Banco do Estado do Rio Grande do Sul SA "B", (Preferred)	890,985	5,757,101
Banco Inter SA 144A	1,879,975	21,597,651
BRF SA*	1,368,000	8,841,223
Centrais Eletricas Brasileiras SA*	824,000	8,468,418
Centrais Eletricas Brasileiras SA "B", (Preferred)*	642,000	7,188,014
Cia Brasileira de Distribuicao (Preferred)	248,400	6,635,305
Cia de Saneamento Basico do Estado de Sao Paulo	330,000	3,926,303
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	467,000	5,533,950
Cia de Saneamento do Parana	161,000	3,267,057
Cia Siderurgica Nacional SA*	5,745,000	16,106,948
Companhia Energetica de Minas Gerais (Preferred)	800,000	3,045,621
Construtora Tenda SA	1,383,989	14,036,453
Gafisa SA (GDR)*	102,549	395,418
Hapvida Participacoes e Investimentos SA 144A	1,294,039	12,148,469
Linx SA	776,765	6,390,668
Localiza Rent a Car SA	873,000	7,977,990
Magazine Luiza SA	244,243	12,042,433
Natura Cosmeticos SA	1,080,545	14,061,710
Nexa Resources SA*	221,000	1,958,060
Ouro Fino Saude Animal Participacoes SA	43,572	395,316
Petroleo Brasileiro SA	991,000	8,049,027
Raia Drogasil SA	336,278	5,722,861
Suzano Papel e Celulose SA	585,000	7,378,263
Vale SA	1,486,000	18,554,329
WEG SA	1,914,480	9,897,728
(Cost $166,298,641)		234,911,242
Chile 7.2%
Antofagasta PLC	260,000	2,970,255
Cencosud SA	2,965,574	5,997,472
Embotelladora Andina SA "B", (Preferred)	1,184,286	4,590,773
Itau CorpBanca	441,885,335	4,443,612
Sociedad Quimica y Minera de Chile SA "B" (Preferred)	15,000	641,911
Sociedad Quimica y Minera de Chile SA (ADR) (a)	100,458	4,285,538
(Cost $27,208,608)		22,929,561
Colombia 1.8%
Grupo de Inversiones Suramericana SA	524,111	5,820,080
Grupo de Inversiones Suramericana SA (Preferred)	6,964	74,193
(Cost $9,046,877)		5,894,273
Luxembourg 1.1%
Ternium SA (ADR) (Cost $3,694,678)	111,000	3,376,620
Mexico 6.3%
Corporativo Fragua SAB de CV	176,000	2,393,024
Fomento Economico Mexicano SAB de CV (Units)	1,372,000	12,484,305
Regional SAB de CV	959,770	5,078,854
(Cost $21,782,992)		19,956,183
Peru 3.4%
InRetail Peru Corp. 144A* (Cost $5,867,545)	315,000	10,757,250
Total Common Stocks (Cost $257,662,695)		312,960,371
	Units	Value ($)
Other Investments 0.0%
Brazil
TOTVS SA (Debenture Unit), 3.5%, 8/19/2019 (b) (c) (Cost $14,831)	43,800	75,382
	Shares	Value ($)
Securities Lending Collateral 1.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.31% (d) (e) (Cost $4,276,479)	4,276,479	4,276,479
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 2.41% (d) (Cost $2,938,115)	2,938,115	2,938,115
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $264,892,120)	100.4	320,250,347
Other Assets and Liabilities, Net	(0.4)	(1,308,814)
Net Assets	100.0	318,941,533

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended January 31, 2019 are as follows:

Value ($) at 10/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 1/31/2019	Value ($) at 1/31/2019
Securities Lending Collateral 1.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.31% (d) (e)
6,694,424	—	2,417,945 (f)	—	—	39,350	—	4,276,479	4,276,479
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 2.41% (d)
—	26,244,018	23,305,903	—	—	10,984	—	2,938,115	2,938,115
6,694,424	26,244,018	25,723,848	—	—	50,334	—	7,214,594	7,214,594

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2019 amounted to $4,242,665, which is 1.3% of net assets.
(b)	The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
TOTVS SA (Debenture Unit)	September 2008	14,831	75,382	0.0

(c) Investment was valued using significant unobservable inputs.
(d) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended January 31, 2019.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At January 31, 2019 the DWS Latin America Equity Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Affiliated Securities
Consumer Staples	71,483,923	23%
Financials	64,983,869	21%
Materials	55,271,924	18%
Consumer Discretionary	37,581,799	12%
Utilities	35,693,103	11%
Industrials	17,951,100	6%
Health Care	12,543,785	4%
Energy	8,049,027	2%
Information Technology	6,390,668	2%
Communication Services	3,086,555	1%
Total	313,035,753	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$14,855,052	$280,190	$—	$15,135,242
Brazil	66,315,219	168,596,023	—	234,911,242
Chile	4,285,538	18,644,023	—	22,929,561
Colombia	5,894,273	—	—	5,894,273
Luxembourg	3,376,620	—	—	3,376,620
Mexico	19,956,183	—	—	19,956,183
Peru	10,757,250	—	—	10,757,250
Other Investments	—	—	75,382	75,382
Short-Term Investments (g)	7,214,594	—	—	7,214,594
Total	$132,654,729	$187,520,236	$75,382	$320,250,347

(g)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Latin America Equity Fund, a series of Deutsche DWS International Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	3/25/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	3/25/2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	3/25/2019